Consolidated balance sheets (Parenthetical) - $ / shares	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position
Ordinary shares, par value	$ 0	$ 0	$ 0
Ordinary shares, authorized	75,000,000	75,000,000	31,390,135
Ordinary shares, issued	32,217,937	31,937,772	7,063,458
Ordinary shares, outstanding	32,217,937	31,937,772	7,063,458
Protected ordinary shares issued			18,461,912
Protected ordinary shares outstanding			18,461,912